S-K 1603(a) SPAC Sponsor	Feb. 27, 2026
SPAC Sponsor, Compensation [Line Items]
SPAC Sponsor Name	Mercator Investor Holdings, LLC
SPAC Sponsor Form of Organization	Corporation
SPAC Sponsor Business, General Character [Text Block]	Although our sponsor is permitted to undertake any activities permitted under the Delaware Limited Liability Companies Act and other applicable law, our sponsor’s business is focused on investing in our company.